Deferred revenues related to licensing arrangements and co-development agreement	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenues related to licensing arrangements and co-development agreement
5 Deferred revenues related to licensing arrangements and co-development agreement
Zoptrex™ License Agreements
On July 1, 2016, the Company entered into a license agreement (the "Cyntec License Agreement") with Cyntec Co., Ltd. ("Cyntec"), an affiliate of Orient EuroPharma Co., Ltd. ("OEP") for Zoptrex™ (zoptarelin doxorubicin) for the initial indication of endometrial cancer. Under the terms of the Cyntec License Agreement, the Company was paid a non-refundable upfront cash payment (the "License Fee") of 500,000 Euros in consideration for the license to Cyntec of the Company's intellectual property related to Zoptrex™ and the grant to Cyntec of the right to commercialize Zoptrex™ in a territory consisting of Taiwan and nine countries in southeast Asia (the "OEP Territory"). Cyntec has also agreed to make additional payments to the Company upon achieving certain pre-established regulatory and commercial milestones. Furthermore, the Company will receive royalties based on future net sales of Zoptrex™ in the OEP Territory. Cyntec will be responsible for the development, registration, reimbursement and commercialization of the product in the OEP Territory. The Company also entered into related Technology Transfer and Supply Agreements with another affiliate of OEP, pursuant to which the Company will transfer to such affiliate the technology necessary to permit the affiliate to manufacture finished Zoptrex™ using quantities of the active pharmaceutical agreement purchased from the Company pursuant to the Supply Agreement.
On December 1, 2014, the Company entered into an exclusive master collaboration agreement ("Master Collaboration Agreement"), a technology transfer and technical assistance agreement ("Tech Transfer Agreement") and a license agreement ("Sinopharm License Agreement") with Sinopharm A-Think Pharmaceuticals Co., Ltd. ("Sinopharm") for the development, manufacture and commercialization of Zoptrex™ in all human uses, in the People's Republic of China, including Hong Kong and Macau (collectively, the "Sinopharm Territory"). Under the terms of the TTA, Sinopharm made a one-time, non-refundable payment (the "Transfer Fee") of $1,000,000 to the Company in consideration for the transfer of technical documentation and materials, know-how and technical assistance services. Additionally, pursuant to the Sinopharm License Agreement, the Company is entitled to receive additional consideration upon achieving certain milestones, including the occurrence of certain regulatory and commercial events in the Sinopharm Territory. Furthermore, the Company is entitled to royalties on future net sales of Zoptrex™ in the Sinopharm Territory.
The Company has continuing involvement in the aforementioned arrangements, including the transfer of documentation, know-how and materials, as well as the provision of technical assistance, such as quality systems implementation, analytical and stability testing, territory-specific development initiatives, and other services.
The Company has applied the provisions of IAS 18, Revenue ("IAS 18"), and has determined that all deliverables and performance obligations contemplated by the agreements with Cyntec/OEP and Sinopharm should be accounted for as a single unit of accounting, limited to amounts that are not contingent upon the delivery of additional items or the meeting of other specified performance conditions which are not known, probable or estimable at the time at which the agreements with OEP and Sinopharm were entered into.
The Company has deferred the non-refundable License and Transfer Fees and is amortizing the related payment as revenue on a straight-line basis over the period during which the aforementioned services are rendered and obligations are performed.
In determining the period over which the License and Transfer Fee revenues are to be recognized, the Company concluded that its significant continuing involvement in the aforementioned agreements will span approximately until the end of December 2018. However, the Company may adjust the amortization period based on appropriate facts and circumstances not yet known, that would significantly change the duration of the Company's continuing involvement and performance obligations or benefits expected to be derived by OEP and Sinopharm.
Future milestone payments will be recognized as revenue individually and in full upon the actual achievement of the related milestone, given the substantive nature of each milestone. Lastly, upon initial commercialization and sale of the developed product, the Company will recognize royalty revenues as earned, based on the contractual percentage applied to the actual net sales achieved by OEP or Sinopharm, as per the license agreement.
On May 1, 2017, the Company announced that the ZoptEC pivotal Phase 3 clinical study of Zoptrex™ in women with locally advanced, recurrent or metastatic endometrial cancer did not achieve its primary endpoint of demonstrating a statistically significant increase in the median period of overall survival of patients treated with Zoptrex™ as compared to patients treated with doxorubicin. The results of the study are not supportive to pursue regulatory approval. Based on this outcome, the Company does not anticipate conducting clinical trials of Zoptrex™ with respect to any other indications.
The Company currently has deferred revenues at December 31, 2017 of $541,000 relating to non-refundable upfront payments it previously received for licensing and technology transfer arrangements that it entered into with respect to the development of Zoptrex™ in various territories. Due to events that occurred in 2018, the Company does not anticipate development of Zoptrex™ under the licensing agreements, therefore the Company's remaining carrying amount of deferred revenues will be recognized in the first quarter of 2018 as income.
Ergomed Agreement
On April 10, 2013, the Company entered into a co-development and revenue-sharing agreement ("CDRSA") with Ergomed Clinical Research Limited ("Ergomed"), pursuant to which Ergomed agreed to assist the Company in the clinical development program for Zoptrex™ for the purpose of maximizing the commercialization potential of Zoptrex™ with the ultimate aim of selling or licensing Zoptrex™. Concurrently with the execution of the CDRSA, the Company entered into a master services agreement ("MSA") with Ergomed for a Phase 3 clinical trial of Zoptrex™ in endometrial cancer, pursuant to which Ergomed provided clinical development services with respect to the co-development initiative referred to above.
While Ergomed will not directly contribute any cash proceeds towards the completion of the activities contemplated by the CDRSA, Ergomed, as primary supplier of a substantial portion of Zoptrex™ related clinical and regulatory activities, will contribute to the overall funding of the initiative via the application of a 30% discount from the costs set forth in the MSA until the cumulative total of such reductions reaches a maximum of $10,000,000. As of December 31, 2017 the amount not charged by Ergomed totaled approximately 9,900,000. Ergomed will be entitled to receive an agreed upon single-digit percentage of any future net income (as defined in the CDRSA) or other proceeds related to the licensing of Zoptrex™ in endometrial cancer indication, up to a specified maximum amount.
The Company recognizes R&D costs associated with the CDRSA and MSA net of the 30% discount, as services are rendered by Ergomed in the consolidated statement of comprehensive loss. During the years ended December 31, 2017, 2016 and 2015, the Company expensed a total of $1,117,000, $4,436,000, $7,140,000, respectively, pursuant to the CDRSA and MSA.
As mentioned previously, the results of the Zoptec pivotal Phase 3 clinical study of Zoptrex™ are not supportive to pursue regulatory approval and consequently the Company does not anticipate incurring additional R&D costs associated with the CDRSA and MSA.